Income Taxes - Reconciliation of the Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory Federal income tax rate	21.00%	21.00%	21.00%
Change in Valuation Allowance	(22.00%)	(25.70%)	(43.20%)
Income Taxes Provision (Benefit)	2.70%	1.00%	(11.90%)
GRAF INDUSTRIAL CORP.
Statutory Federal income tax rate		21.00%	21.00%
Meals & entertainment		0.00%	0.00%
Change in fair value of warrant liabilities		(28.40%)	(16.90%)
Change in Valuation Allowance		(1.00%)	0.90%
Income Taxes Provision (Benefit)		(8.40%)	5.00%